RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total recoverable taxes	R$ 5,353,334	R$ 4,167,267
Current	1,376,434	1,367,316
Non-current	3,976,900	2,799,951
State Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	2,323,633	1,717,547
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	2,846,259	2,336,854
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	R$ 183,442	R$ 112,866